SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 10, 2017	Jan. 08, 2016
FDIC insured limit		$ 250,000		$ 250,000		$ 250,000	$ 250,000
Ownership interest								63.00%	50.00%
Accumulated deficit		(27,972,054)		(27,972,054)		(18,868,599)	(10,718,714)
Working capital deficit		(6,344,207)		(6,344,207)
Research and development expense		291,624	$ 239,663	1,094,993	$ 664,931	1,427,341	753,369
Advertising costs		45,775	$ 8,567	$ 144,598	$ 13,062
Description of joint venture contributions				All benefits, advantages, and liabilities derived from, or incurred in respect of the Joint Venture shall be borne by the parties in proportion of their respective participating interests of 50/50 equal interest.
Joint venture contributions						5,000
Deferred revenue		404,517		$ 404,517		$ 361,462	$ 173,618
Shares received						269,000		269,000
Minimum [Member]
Working capital required		4,000,000		4,000,000
Plan to raise capital through issuance of common stock		7,000,000		7,000,000		$ 8,000,000
Capital required through issuance of common stock		7,000,000		7,000,000		8,000,000
Maximum [Member]
Plan to raise capital through issuance of common stock		9,000,000		9,000,000		10,000,000
Capital required through issuance of common stock		$ 9,000,000		$ 9,000,000		$ 10,000,000
Cure Innovations Inc [Member]
Ownership interest									50.00%
Oak Therapeutics, Inc. [Member]
Ownership interest		63.00%		63.00%
Pace Wellness, Inc. [Member]
Ownership interest	180.00%
Common stock shares issued	181,251
Common stock per share	$ 1.00
Oak Therapeutics, Inc. [Member]
Amount received in exchange of common stock	$ 10,000
Common stock shares issued	25,000
Joint Venture Agreement [Member] | Pace Wellness, Inc. [Member]
Investments in associates and joint ventures		$ 5,000		$ 5,000